Note 15 - Income Taxes (Detail) - The principal components of deferred income taxes were as follows: (USD $)	Dec. 31, 2012	Dec. 31, 2011
Accrued expenses and other liabilities	$ 313,572	$ 248,113
Unrealized Loss on short-term investments		5,728
	8,302,229	7,908,078
Less: valuation allowance	(8,101,455)	(7,424,375)
Total non-current deferred tax assets	200,774	483,703
Account receivable and other assets	(140,074)	(45,333)
Total current deferred tax liabilities	(140,074)	(45,333)
Intangible assets	(1,168,809)
Total non-current deferred tax liabilities	(1,168,809)
	1,952,644	2,799,202
Less: valuation allowance	(1,561,019)	(2,165,524)
Total current deferred tax assets	391,625	633,678
Current [Member]
Deferred revenue	689,596	2,545,361
Net operating loss carrying forwards	949,476
Non-Current [Member]
Deferred revenue	200,774	985,439
Net operating loss carrying forwards	$ 8,101,455	$ 6,922,639